Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 M	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Outstanding performance and surety bonds	$ 61.1	$ 57.5
Collateral for outstanding irrevocable	0.9
Term of letter of credit	12
Non-refundable deposits	7.2
Total purchase price	106.3
Remaining purchase price of land	44.9	47.4
Additional deposits	2.5
Real estate inventories not owned and liabilities from inventories not owned	2.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit	15.00%	15.00%
Maximum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit	25.00%	25.00%
Construction In Progress [Member]
Contingencies And Commitments [Line Items]
Project commitments	$ 60.2